Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Income Loss From Discontinued Operations Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	2008
	$	(cents)(1)(3)	(cents)(2)(3)
Revenue	-	-	-

Costs, expenses and recoveries	1	-	-

Gain on disposal	27	8	5

Pre-tax profit	28	8	5

Taxation expense	(5)	(1)	(1)

Net profit attributable to discontinued operations	23	7	4

(1)	Per basic and diluted ordinary shares.
(2)	Per basic and diluted E ordinary shares.
(3)	Basic and diluted earnings per common share.

The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

			2008

Issuable upon the exercise of convertible bonds			15,384,615
Issuable upon the exercise of stock incentive options			872,373

The calculation of diluted earnings per common share for 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.